Contract liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Contract with Customer, Liability [Abstract]
Contract liabilities	$ 543	$ 285
Total	$ 543	$ 285